Total
Fisher Investments Institutional Group Stock Fund for Retirement Plans
Fisher Investments Institutional Group Stock Fund for Retirement Plans
Investment Objective

The Fisher Investments Institutional Group Stock Fund for Retirement Plans (the “Fund”) seeks to outperform, net of fees and expenses, the return of the MSCI ACWI Investable Markets Index (the “Benchmark”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

The Fund does not impose a charge on purchases or redemptions. However, if your retirement plan has an agreement with a financial intermediary, you may be charged a fee (which may be a commission) by that intermediary.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Fisher Investments Institutional Group Stock Fund for Retirement Plans Fisher Investments Institutional Group Stock Fund for Retirement Plans
Management Fees	none	[1]
Other Expenses	none	[2]
Acquired Fund Fees and Expenses	none	[3]
Total Annual Fund Operating Expenses	none
[1]	The Fund is available only to eligible retirement plans receiving the Adviser’s managed account or other services. The Fund does not pay a management fee to the Adviser. Retirement plans, plan sponsors and/or plan participants pay a separate fee for the Adviser’s services and also pay fees to record keepers and administrators. If paid from plan assets, these fees will reduce the net return to plan participants but are not reflected in net fund performance.
[2]	The Adviser pays all of the operating expenses of the Funds except portfolio transaction and other investment related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles).
[3]	Acquired Fund Fees and Expenses are fees and expenses incurred by the Fund in connection with its investments in other investment companies.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not include any fees paid at the account or plan level. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Fisher Investments Institutional Group Stock Fund for Retirement Plans | Fisher Investments Institutional Group Stock Fund for Retirement Plans | USD ($)	none	none	none	none

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies

The Fund is available only to eligible retirement plans that have entered into an agreement with Fisher Asset Management, LLC (the “Adviser”) to receive managed account services through the Adviser’s Personalized Retirement Outcomes offering or other services provided by the Adviser. If you do not qualify to be an investor and an account was established for you despite the fact that you do not qualify, your account may be liquidated at the Adviser’s discretion. If you are an individual, you may buy or sell shares only as permitted by your retirement plan. Please refer to your plan materials or contact your plan sponsor directly.

The Fund seeks to achieve its objective by investing primarily in a portfolio of global equity securities, including securities of emerging market companies. Under normal circumstances, the Fund invests at least 80% of its assets in common stocks. The Fund may also invest in appropriate issuers through depositary receipts including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund’s Benchmark covers approximately 9,000 securities across large-, mid-, and small-cap segments, and across style and sector segments in 50 developed and emerging markets. The Adviser expects that the Fund will be principally invested in large-, mid-, and small-cap stocks consistent with the Adviser’s market outlook.

The Adviser utilizes a top-down investment process based on applying proprietary research tools to the Adviser’s analysis of a wide range of economic, political, and sentiment drivers to formulate forecasts and develop portfolio themes. The Adviser attempts to exploit the structure of global markets and capitalize on style and sector cycles as they come into and out of favor. The buy and sell disciplines are determined by the outputs of the Adviser’s top-down investment process.

Once the Adviser determines portfolio weights for countries, sectors and industries, the Adviser applies a series of risk-factor screens based on the desired style characteristics (e.g., market capitalization and relative valuation) for each category requiring a weight. Securities passing these screens are then subjected to further quantitative analysis to eliminate companies with excessive risk profiles relative to their peer group, companies with excessive leverage or balance sheet risk, and securities lacking sufficient liquidity for investment.

The Adviser applies fundamental research to ascertain particular stocks within a given category expected to accomplish two goals:

•	Finding companies possessing strategic attributes (i.e., competitive and comparative advantages) consistent with higher level themes in the portfolio derived from economic, political and sentiment drivers.
•	Maximizing the likelihood of beating the selected category of stocks. By avoiding stocks likely to be extreme outliers versus the peer group, the Adviser believes it can reduce portfolio risk while adding value at the security selection level.

Based on this analysis, the Adviser selects securities for purchase. The Adviser attempts to manage risk by, among other things, analyzing prospective stocks to assess their correlation to the country and sector in order to maximize the possibility of leveraging top level themes and to identify unintended risk concentrations in the security selection process. The Adviser analyzes the components of portfolio performance from a country, sector and stock factors perspective to confirm that risk and return are derived from intended sources.

Principal Investment Risks

The value of any investment in the Fund will change with market conditions, and investors may lose money. The Fund is not appropriate for all investors and is not meant to be a complete investment program. Market conditions can cause securities to lose money rapidly and unpredictably.

Management Risk. The success of the Fund’s investment strategy is highly dependent on the correctness of the Adviser’s perception of the risks and opportunities in the markets. To the extent the Adviser’s perceptions are incorrect (or a perception is correct, but the timing of the Fund’s investment to take advantage of the perception is premature), the Fund could incur losses, which may be significant.

General Market and Geopolitical Risk. General market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time. General market risk may affect a single issuer, industry, sector of the economy or the market as a whole. The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

COVID-19 Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty that may continue as restrictions are lifted or reinstated.

Allocation Risk. The Adviser may allocate the Fund’s assets in ways that will not perform as well as the general market.

Stock Risk. Because stocks are generally more volatile than fixed-income securities, the risk of losses is often higher for funds holding stocks than for those investing only in fixed-income securities. Stock risk includes the risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the equity securities held by the Fund and thus, the value of the Fund’s shares over short or extended periods.

Small- and Mid-Cap Companies Risk. The Fund may invest a substantial portion of its assets in companies with modest capitalization, as well as start-up companies. While the Adviser believes that small and medium-sized companies, as well as start-up companies, can at times provide greater growth potential than larger, more mature companies, investing in the securities of these companies also involves greater risk, potential price volatility and cost. These companies often involve higher risks because they lack the management experience, financial resources, product diversification, markets, distribution channels and competitive strengths of larger companies. In addition, in many instances, the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies as well as start-up companies may be subject to wider price fluctuations. Trading in securities of these companies tends to be more costly compared to larger companies. As a result, the Fund could incur a loss even if it sells such a security shortly after its acquisition. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of smaller company securities.

Large-Cap Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Sector Concentration Risk. The Fund may focus a portion of its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Foreign Investing Risk. The Fund may purchase foreign securities (either directly or through ADRs or GDRs). These securities may involve additional risks, including the possibility that certain events, such as political, economic or social instability in the foreign country in which a security is issued might significantly lower its valuation. Foreign issuers are not subject to the same reporting and regulatory requirements found in the United States.

Depositary Receipt Risk. ADRs and GDRs are receipts, issued by depository banks in the United States or elsewhere, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. ADRs and GDRs may be sponsored or unsponsored. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR or GDR issuer will continue to offer a particular ADR or GDR. As a result, the Fund may have difficulty selling the ADRs or GDRs, or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs or GDRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs or GDRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading. Certain ADRs or GDRs are not listed on an exchange and therefore may be illiquid.

Emerging Market Risk. The risks of investing in foreign countries are typically increased in less developed countries (often referred to as “emerging market countries”). Emerging market countries may have less developed markets and legal and regulatory systems and may be more susceptible to economic and political instability than more developed countries. Investments in emerging market countries may be considered speculative.

Currency Risk. If the Fund invests in securities that trade in, or have exposure to, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s exposure to foreign currency-denominated securities may reduce the Fund’s return.

New Fund Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, your interest in the Fund may be liquidated at an inopportune time.

Cybersecurity Risk. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.

Annual Total Return (year ended December 31st)

Highest/Lowest quarterly results during this time period were:

Highest Quarter: 06/30/2020 24.27%

Lowest Quarter: 03/31/2020 (18.42)%

The Fund’s year to date return as of September 30, 2021 was 12.94%.

Average Annual Total Returns (for periods ended 12/31/2020)
Average Annual Total Returns - Fisher Investments Institutional Group Stock Fund for Retirement Plans		Label	1 Year	Since Inception	Inception Date
Fisher Investments Institutional Group Stock Fund for Retirement Plans		Before Taxes	27.76%	27.50%	Dec. 13, 2019
Fisher Investments Institutional Group Stock Fund for Retirement Plans | After Taxes on Distributions			27.14%	26.91%
Fisher Investments Institutional Group Stock Fund for Retirement Plans | After Taxes on Distributions and Sale of Fund Shares			16.43%	20.73%
MSCI ACWI Investable Markets Index (reflects no deduction for fees, expenses, or taxes)	[1]		16.25%	17.51%
[1]	The MSCI ACWI Investable Markets Index is designed to represent performance of the full opportunity set of large, mid, and small-cap stocks across 23 developed and 27 emerging markets. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The returns of the index presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the index would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling 1-800-851-8845.

For important information about portfolio management, buying and selling fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please see “Additional Summary Information” beginning on page 28.

Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans
Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans
Investment Objective

The Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans (the “Fund”) seeks to outperform, net of fees and expenses, the return of the MSCI ACWI Investable Markets Index (the “Benchmark”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

The Fund does not impose a charge on purchases or redemptions. However, if your retirement plan has an agreement with a financial intermediary, you may be charged a fee (which may be a commission) by that intermediary.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans
Management Fees	none	[1]
Other Expenses	none	[2]
Acquired Fund Fees and Expenses	none	[3]
Total Annual Fund Operating Expenses	none
[1]	The Fund is available only to eligible retirement plans receiving the Adviser’s managed account or other services. The Fund does not pay a management fee to the Adviser. Retirement plans, plan sponsors and/or plan participants pay a separate fee for the Adviser’s services and also pay fees to record keepers and administrators. If paid from plan assets, these fees will reduce the net return to plan participants but are not reflected in net fund performance.
[2]	The Adviser pays all of the operating expenses of the Funds except portfolio transaction and other investment related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles).
[3]	Acquired Fund Fees and Expenses are fees and expenses incurred by the Fund in connection with its investments in other investment companies.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not include any fees paid at the account or plan level. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans | Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans | USD ($)	none	none	none	none

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies

The Fund is available only to eligible retirement plans that have entered into an agreement with Fisher Asset Management, LLC (the “Adviser”) to receive managed account services through the Adviser’s Personalized Retirement Outcomes offering or other services provided by the Adviser. If you do not qualify to be an investor and an account was established for you despite the fact that you do not qualify, your account may be liquidated at the Adviser’s discretion. If you are an individual, you may buy or sell shares only as permitted by your retirement plan. Please refer to your plan materials or contact your plan sponsor directly.

The Fund seeks to achieve its objective by investing primarily in a portfolio of global equity securities, including securities of emerging market companies. Under normal circumstances, the Fund invests at least 80% of its assets in common stocks that meet the Fund’s environmental, social and governance (“ESG”) guidelines at the time of investment. The Fund may also invest in appropriate issuers through depositary receipts including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund’s Benchmark covers approximately 9,000 securities across large-, mid-, and small-cap segments, and across style and sector segments in 50 developed and emerging markets. The Adviser expects that the Fund will be principally invested in large-, mid-, and small-cap stocks consistent with the Adviser’s market outlook.

The Adviser utilizes a top-down investment process based on applying proprietary research tools to the Adviser’s analysis of a wide range of economic, political, and sentiment drivers to formulate forecasts and develop portfolio themes. The Adviser attempts to exploit the structure of global markets and capitalize on style and sector cycles as they come into and out of favor. The buy and sell disciplines are determined by the outputs of the Adviser’s top-down investment process.

The Adviser considers ESG factors throughout the investment and portfolio construction process. ESG factors are among the many drivers considered by the Adviser when developing country, sector and thematic preferences. Governmental influence on public companies, environmental regulation, social policy, market reforms impacting private property, labor, and human rights are among the ESG factors considered when determining country and sector/industry allocations and shaping an initial prospect list of portfolio positions. The Adviser performs fundamental research on prospective investments to identify securities with strategic attributes consistent with the firm’s top-down views and with competitive advantages relative to their defined peer group. The fundamental research process involves reviewing and evaluating a range of ESG factors prior to purchasing a security, seeking to identify securities benefiting from ESG trends and avoid those with underappreciated risks. These factors include, but are not limited to, shareholder concentration, corporate stewardship, environmental opportunities and liabilities, and human or labor rights controversies.

Also, the Fund seeks to narrow the security selection universe by applying comprehensive and robust ESG screens without compromising the Adviser’s broader market outlook and themes. The Adviser utilizes external third party ESG research and data which may include human environmental, and labor rights and controversy data. The Adviser uses this information to create business involvement screens to exclude companies with ties to categories such as, but not limited to, cluster munitions or landmines, or those that derive any revenue from nuclear or bio-chemical weapons. Additionally, the Adviser screens companies with significant revenue (generally 5% or greater, though the Adviser may determine in its discretion what it believes is significant depending upon the factor and the company) from adult entertainment, alcohol, weapons or firearms, gambling, genetic engineering and tobacco.

Once the Adviser determines portfolio weights for countries, sectors and industries, the Adviser applies a series of risk-factor screens based on the desired style characteristics (e.g., market capitalization and relative valuation) for each category requiring a weight. Securities passing these screens are then subjected to further quantitative analysis to eliminate companies with excessive risk profiles relative to their peer group, companies with excessive leverage or balance sheet risk, and securities lacking sufficient liquidity for investment.

The Adviser applies fundamental research to ascertain particular stocks within a given category expected to accomplish two goals:

•	Finding companies possessing strategic attributes (i.e., competitive and comparative advantages) consistent with higher level themes in the portfolio derived from economic, political and sentiment drivers.
•	Maximizing the likelihood of beating the selected category of stocks. By avoiding stocks likely to be extreme outliers versus the peer group, the Adviser believes it can reduce portfolio risk while adding value at the security selection level.

Based on this analysis, the Adviser selects securities for purchase. The Adviser attempts to manage risk by, among other things, analyzing prospective stocks to assess their correlation to the country and sector in order to maximize the possibility of leveraging top level themes and to identify unintended risk concentrations in the security selection process. The Adviser analyzes the components of portfolio performance from a country, sector and stock factors perspective to confirm that risk and return are derived from intended sources.

Principal Investment Risks

The value of any investment in the Fund will change with market conditions, and investors may lose money. The Fund is not appropriate for all investors and is not meant to be a complete investment program. Market conditions can cause securities to lose money rapidly and unpredictably.

Management Risk. The success of the Fund’s investment strategy is highly dependent on the correctness of the Adviser’s perception of the risks and opportunities in the markets. To the extent the Adviser’s perceptions are incorrect (or a perception is correct, but the timing of the Fund’s investment to take advantage of the perception is premature), the Fund could incur losses, which may be significant.

General Market and Geopolitical Risk. General market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time. General market risk may affect a single issuer, industry, sector of the economy or the market as a whole. The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

COVID-19 Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty that may continue as restrictions are lifted or reinstated.

Allocation Risk. The Adviser may allocate the Fund’s assets in ways that will not perform as well as the general market.

Stock Risk. Because stocks are generally more volatile than fixed-income securities, the risk of losses is often higher for funds holding stocks than for those investing only in fixed-income securities. Stock risk includes the risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the equity securities held by the Fund and thus, the value of the Fund’s shares over short or extended periods.

ESG Guidelines Risk. Because the Adviser’s ESG criteria exclude securities of certain issuers, the Fund may forgo some market opportunities available to funds that do not follow the ESG mandate inherent in the strategy. Companies meeting the Fund’s ESG guidelines may be out of favor in particular market cycles and perform less well than the market as a whole.

Small- and Mid-Cap Companies Risk. The Fund may invest a substantial portion of its assets in companies with modest capitalization, as well as start-up companies. While the Adviser believes that small and medium-sized companies, as well as start-up companies, can at times provide greater growth potential than larger, more mature companies, investing in the securities of these companies also involves greater risk, potential price volatility and cost. These companies often involve higher risks because they lack the management experience, financial resources, product diversification, markets, distribution channels and competitive strengths of larger companies. In addition, in many instances, the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies as well as start-up companies may be subject to wider price fluctuations. Trading in securities of these companies tends to be more costly compared to larger companies. As a result, the Fund could incur a loss even if it sells such a security shortly after its acquisition. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of smaller company securities.

Large-Cap Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Sector Concentration Risk. The Fund may focus a portion of its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Foreign Investing Risk. The Fund may purchase foreign securities (either directly or through ADRs or GDRs). These securities may involve additional risks, including the possibility that certain events, such as political, economic or social instability in the foreign country in which a security is issued might significantly lower its valuation. Foreign issuers are not subject to the same reporting and regulatory requirements found in the United States.

Depositary Receipt Risk. ADRs and GDRs are receipts, issued by depository banks in the United States or elsewhere, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. ADRs and GDRs may be sponsored or unsponsored. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR or GDR issuer will continue to offer a particular ADR or GDR. As a result, the Fund may have difficulty selling the ADRs or GDRs, or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs or GDRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs or GDRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading. Certain ADRs or GDRs are not listed on an exchange and therefore may be illiquid.

Emerging Market Risk. The risks of investing in foreign countries are typically increased in less developed countries (often referred to as “emerging market countries”). Emerging market countries may have less developed markets and legal and regulatory systems and may be more susceptible to economic and political instability than more developed countries. Investments in emerging market countries may be considered speculative.

Currency Risk. If the Fund invests in securities that trade in, or have exposure to, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s exposure to foreign currency-denominated securities may reduce the Fund’s return.

New Fund Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, your interest in the Fund may be liquidated at an inopportune time.

Cybersecurity Risk. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.

Annual Total Return (year ended December 31st)

Highest/Lowest quarterly results during this time period were:

Highest Quarter: 06/30/2020 24.73%

Lowest Quarter: 03/31/2020 (18.31)%

The Fund’s year to date return as of September 30, 2021 was 13.39%.

Average Annual Total Returns (for periods ended 12/31/2020)
Average Annual Total Returns - Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans		Label	1 Year	Since Inception	Inception Date
Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans		Before Taxes	27.23%	26.40%	Dec. 13, 2019
Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans | After Taxes on Distributions			26.78%	25.98%
Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans | After Taxes on Distributions and Sale of Fund Shares			16.34%	20.08%
MSCI ACWI Investable Markets Index (reflects no deduction for fees, expenses, or taxes)	[1]		16.25%	17.51%
[1]	The MSCI ACWI Investable Markets Index is designed to represent performance of the full opportunity set of large, mid, and small-cap stocks across 23 developed and 27 emerging markets. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The returns of the index presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the index would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling 1-800-851-8845.

For important information about portfolio management, buying and selling fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please see “Additional Summary Information” beginning on page 28.

Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans
Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans
Investment Objective

The Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans (the “Fund”) seeks to outperform, net of fees and expenses, the return of the ICE BofA U.S. Broad Market Index (the “Benchmark”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

The Fund does not impose a charge on purchases or redemptions. However, if your retirement plan has an agreement with a financial intermediary, you may be charged a fee (which may be a commission) by that intermediary.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans
Management Fees	none	[1]
Other Expenses	none	[2]
Acquired Fund Fees and Expenses	0.03%	[3]
Total Annual Fund Operating Expenses	0.03%
[1]	The Fund is available only to eligible retirement plans receiving the Adviser’s managed account or other services. The Fund does not pay a management fee to the Adviser. Retirement plans, plan sponsors and/or plan participants pay a separate fee for the Adviser’s services and also pay fees to record keepers and administrators. If paid from plan assets, these fees will reduce the net return to plan participants but are not reflected in net fund performance.
[2]	The Adviser pays all of the operating expenses of the Funds except portfolio transaction and other investment related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles).
[3]	Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies. AFFE are paid by the Fund and not the Adviser as they are investment related costs. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not include any fees paid at the account or plan level. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans | Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans | USD ($)	3	10	17	39

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

The Fund is available only to eligible retirement plans that have entered into an agreement with Fisher Asset Management, LLC (the “Adviser”) to receive managed account services through the Adviser’s Personalized Retirement Outcomes offering or other services provided by the Adviser. If you do not qualify to be an investor and an account was established for you despite the fact that you do not qualify, your account may be liquidated at the Adviser’s discretion. If you are an individual, you may buy or sell shares only as permitted by your retirement plan. Please refer to your plan materials or contact your plan sponsor directly.

The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of fixed income and fixed income-related securities. The Fund’s Benchmark tracks the performance of U.S. dollar-denominated, investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, quasi-government, corporate, securitized and collateralized securities. Securities in the Benchmark generally are investment grade and have at least 18 months to final maturity at issuance. Under normal circumstances, the Fund invests at least 80% of its assets in bonds and other fixed income or fixed income-related securities, including but not limited to the following:

•	Fixed income securities, including but not limited to:
o	U.S. Government securities
o	Corporate debt securities
o	Agency debentures
o	Mortgage-backed securities (“MBS”)
o	Asset-backed securities (“ABS”)
o	Municipal fixed income securities
o	Money market funds
•	Fixed income linked exchange traded funds (“ETFs”)
•	Convertible bonds, provided that in the event such bonds are converted into common stock or preferred stock, such stock will be held only temporarily.

The Adviser utilizes a top-down fixed income investment process based on the application of proprietary research tools to the analysis of a wide range of economic, political and sentiment drivers to formulate forecasts and develop portfolio themes. The Adviser manages the Fund’s portfolio on an ongoing, forward-looking basis, assessing short- and long-term interest rates, credit spreads and corporate solvency in real time to forecast future trends.

The Adviser analyzes the Benchmark’s components and assigns expected risk and return. The Adviser then optimizes the fixed income portfolio to its market outlook by adjusting characteristics such as bond type, yield to maturity, credit spreads, duration, credit quality, and time to maturity. There are many types of bonds, and all carry different performance and risk characteristics. Corporate, municipal, sovereign and agency bonds are the most common, and portfolio exposure to each category is dependent on the construction of the Benchmark and the Adviser’s market outlook. The Fund may invest across a range of maturities, duration and quality, including issues with below investment grade ratings (“junk bonds”). The Adviser may use either individual bonds or fixed income ETFs to obtain the desired fixed income allocation and diversification.

Principal Investment Risks

The value of any investment in the Fund will change with market conditions, and investors may lose money. The Fund is not appropriate for all investors and is not meant to be a complete investment program. Market conditions can cause securities to lose money rapidly and unpredictably.

Management Risk. The success of the Fund’s investment strategy is highly dependent on the correctness of the Adviser’s perception of the risks and opportunities in the markets. To the extent the Adviser’s perceptions are incorrect (or a perception is correct, but the timing of the Fund’s investment to take advantage of the perception is premature), the Fund could incur losses, which may be significant.

General Market and Geopolitical Risk. General market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time. General market risk may affect a single issuer, industry, sector of the economy or the market as a whole. The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

COVID-19 Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty that may continue as restrictions are lifted or reinstated.

Credit Risk. Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Credit risk may be substantial for the Fund.

Allocation Risk. The Adviser may allocate the Fund’s assets in ways that will not perform as well as the general market.

Fixed-Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

Interest Rate Risk. The market value of fixed income securities in which the Fund invests and, thus, the Fund’s net asset value, can be expected to vary inversely with changes in interest rates. Prices of securities with longer effective durations are more sensitive to interest rate changes than those with shorter effective durations.

Call and Prepayment Risk. As interest rates decline, the issuers of certain types of fixed income securities may prepay principal earlier than scheduled (or call the security), forcing the Fund to reinvest in lower yielding securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities. There is a greater risk that the Fund will lose money due to prepayment and extension risks when the Fund invests in MBSs and ABSs.

Reinvestment Risk. Yield-to-maturity of a bond is calculated on the premise that all future coupon payments will be reinvested at the interest rate in effect when the bond was purchased. As interest rates decline, interest earned may not be able to be reinvested in such a way that they earn the same rate of return as the original bond.

Yield Curve Risk. Yield curve risk is the risk that different bond holdings will not experience the same yield changes. The yield curve encompasses all maturities in the fixed income market, and measures of interest-rate risk assume an equal amount of basis point moves on the yield curve. However, the yield curve does not actually move equally for all maturities.

Currency Risk. If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

U.S. Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults, and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of certain U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued nor guaranteed by the U.S. Government.

Foreign Obligations Risk. The Fund may invest in U.S. denominated foreign fixed-income securities. Foreign fixed-income securities may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer’s home country. Concentrated investment in any single country, especially a less developed country, would make the Fund’s value more sensitive to economic, currency and regulatory changes within that country. Investments in foreign obligations include high-quality, short-term debt obligations of foreign issuers, including foreign branches of U.S. banks, U.S. branches of foreign banks, and short-term debt obligations of foreign governmental agencies and foreign companies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory levels of taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries. Amounts realized on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would otherwise be subject.

High Yield Bond Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.

ETF Risk. ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the ETFs is subject to its own specific risks, but the Adviser expects that the principal investment risks of investing in the underlying ETFs will be similar to the risks of investing in the Fund.

Money Market Fund Risk. Although each underlying money market fund in which the Fund may invest seeks to maintain the value of the investments at $1.00 per share, there is no assurance that the underlying fund will be able to do so. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related securities include pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Because the assets providing cash flows to a mortgage-backed security (a “MBS”) are comprised of home mortgage loans, the holders of MBS are subject to default and delinquency risks. If mortgage borrowers are delinquent or default on their payments, the holders of MBS may not realize full repayment of their investment or may experience delays in the repayment of their investment. The credit risk of MBS depends, in part, on the likelihood of the borrower making timely payments of principal and interest. The credit risk of a specific MBS may be influenced by a variety of factors including: (i) the mortgage borrower’s lessened ability or willingness to repay in light of changed circumstances such as a job loss; (ii) the borrower’s ability or willingness to make higher mortgage payments which may result from floating-rate interest resets; (iii) declines in the value of the property which serves as collateral for the mortgage loan; and (iv) seniority or priority of the specific MBS relative to other claims on the cash flow from the pool of mortgage loans.

New Fund Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, your interest in the Fund may be liquidated at an inopportune time.

Cybersecurity Risk. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.

Annual Total Return (year ended December 31st)

Highest/Lowest quarterly results during this time period were: Highest Quarter: 06/30/2020 4.65% Lowest Quarter: 03/31/2020 (0.90)% The Fund’s year to date return as of September 30, 2021 was 0.10%.
Average Annual Total Returns (for periods ended 12/31/2020)
Average Annual Total Returns - Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans		Label	1 Year	Since Inception	Inception Date
Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans		Before Taxes	6.77%	6.34%	Dec. 13, 2019
Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans | After Taxes on Distributions			5.40%	5.04%
Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans | After Taxes on Distributions and Sale of Fund Shares			4.01%	4.29%
ICE BofA U.S. Broad Market Index (reflects no deduction for fees, expenses, or taxes)	[1]		7.56%	7.02%
[1]	The ICE BofA U.S. Broad Market Index measures the performance of US dollar-denominated, investment grade debt securities, including US Treasury notes and bonds, quasi-government securities, corporate securities, residential and commercial mortgage-backed securities and asset-backed securities. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The returns of the index presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the index would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling 1-800-851-8845.

For important information about portfolio management, buying and selling fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please see “Additional Summary Information” beginning on page 28.

Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans
Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans
Investment Objective

The Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans (the “Fund”) seeks to outperform, net of fees and expenses, the return of the ICE BofA U.S. Broad Market Index (the “Benchmark”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

The Fund does not impose a charge on purchases or redemptions. However, if your retirement plan has an agreement with a financial intermediary, you may be charged a fee (which may be a commission) by that intermediary.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans
Management Fees	none	[1]
Other Expenses	none	[2]
Acquired Fund Fees and Expenses	0.04%	[3]
Total Annual Fund Operating Expenses	0.04%
[1]	The Fund is available only to eligible retirement plans receiving the Adviser’s managed account or other services. The Fund does not pay a management fee to the Adviser. Retirement plans, plan sponsors and/or plan participants pay a separate fee for the Adviser’s services and also pay fees to record keepers and administrators. If paid from plan assets, these fees will reduce the net return to plan participants but are not reflected in net fund performance.
[2]	The Adviser pays all of the operating expenses of the Funds except portfolio transaction and other investment related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles).
[3]	Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies. AFFE are paid by the Fund and not the Adviser as they are investment related costs. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not include any fees paid at the account or plan level. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans | Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans | USD ($)	4	13	23	51

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

The Fund is available only to eligible retirement plans that have entered into an agreement with Fisher Asset Management, LLC (the “Adviser”) to receive managed account services through the Adviser’s Personalized Retirement Outcomes offering or other services provided by the Adviser. If you do not qualify to be an investor and an account was established for you despite the fact that you do not qualify, your account may be liquidated at the Adviser’s discretion. If you are an individual, you may buy or sell shares only as permitted by your retirement plan. Please refer to your plan materials or contact your plan sponsor directly.

The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of fixed income and fixed income-related securities. The Fund’s Benchmark tracks the performance of U.S. dollar-denominated, investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, quasi-government, corporate, securitized and collateralized securities. Securities in the Benchmark generally are investment grade and have at least 18 months to final maturity at issuance. Under normal circumstances, the Fund invests at least 80% of its assets in bonds and other fixed income or fixed income-related securities that meet the Fund’s environmental, social and governance (“ESG”) guidelines at the time of investment. These securities may include but not are not limited to the following:

•	Fixed income securities, including but not limited to:
o	U.S. Government securities
o	Corporate debt securities
o	Agency debentures
o	Mortgage-backed securities (“MBS”)
o	Asset-backed securities (“ABS”)
o	Municipal fixed income securities
o	Money market funds
•	Fixed income linked exchange traded funds (“ETFs”)
•	Convertible bonds, provided that in the event such bonds are converted into common stock or preferred stock, such stock will be held only temporarily.

The Adviser utilizes a top-down fixed income investment process based on the application of proprietary research tools to the analysis of a wide range of economic, political and sentiment drivers to formulate forecasts and develop portfolio themes. The Adviser manages the Fund’s portfolio on an ongoing, forward-looking basis, assessing short- and long-term interest rates, credit spreads and corporate solvency in real time to forecast future trends.

The Adviser considers ESG factors throughout the investment and portfolio construction process ESG factors are among the many drivers considered by the Adviser when developing country, sector and thematic preferences. Governmental influence on public companies, environmental regulation, social policy, market reforms impacting private property, labor, and human rights are among the ESG factors considered when determining country and sector/industry allocations and shaping an initial prospect list of portfolio positions. The Adviser performs fundamental research on prospective investments to identify securities with strategic attributes consistent with the firm’s top-down views and with competitive advantages relative to their defined peer group. The fundamental research process involves reviewing and evaluating a range of ESG factors prior to purchasing a security, seeking to identify securities benefiting from ESG trends and avoid those with underappreciated risks. These factors include, but are not limited to, shareholder concentration, corporate stewardship, environmental opportunities and liabilities, and human or labor rights controversies.

Also, the Fund seeks to narrow the security selection universe by applying comprehensive and robust ESG screens without compromising the Adviser’s broader market outlook and themes. The Adviser utilizes external third party ESG research and data which may include human environmental, and labor rights and controversy data. The Adviser uses this information to create business involvement screens to exclude companies with ties to categories such as, but not limited to, cluster munitions or landmines, or those that derive any revenue from nuclear or bio-chemical weapons. Additionally, the Adviser screens companies with significant revenue (generally 5% or greater, though the Adviser may determine in its discretion what it believes is significant depending upon the factor and the company) from adult entertainment, alcohol, weapons or firearms, gambling, genetic engineering and tobacco.

The Adviser analyzes the Benchmark’s components and assigns expected risk and return. The Adviser then optimizes the fixed income portfolio to its market outlook by adjusting characteristics such as bond type, yield to maturity, credit spreads, duration, credit quality, and time to maturity. There are many types of bonds, and all carry different performance and risk characteristics. Corporate, municipal, sovereign and agency bonds are the most common, and portfolio exposure to each category is dependent on the construction of the Benchmark and the Adviser’s market outlook. The Fund may invest across a range of maturities, duration and quality, including issues with below investment grade ratings (“junk bonds”). The Adviser may use either individual bonds or fixed income ETFs to obtain the desired fixed income allocation and diversification.

Principal Investment Risks

The value of any investment in the Fund will change with market conditions, and investors may lose money. The Fund is not appropriate for all investors and is not meant to be a complete investment program. Market conditions can cause securities to lose money rapidly and unpredictably.

Management Risk. The success of the Fund’s investment strategy is highly dependent on the correctness of the Adviser’s perception of the risks and opportunities in the markets. To the extent the Adviser’s perceptions are incorrect (or a perception is correct, but the timing of the Fund’s investment to take advantage of the perception is premature), the Fund could incur losses, which may be significant.

General Market and Geopolitical Risk. General market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time. General market risk may affect a single issuer, industry, sector of the economy or the market as a whole. The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

COVID-19 Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty that may continue as restrictions are lifted or reinstated.

Credit Risk. Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Credit risk may be substantial for the Fund.

Allocation Risk. The Adviser may allocate the Fund’s assets in ways that will not perform as well as the general market.

ESG Guidelines Risk. Because the Adviser’s ESG criteria exclude securities of certain issuers, the Fund may forgo some market opportunities available to funds that do not follow the ESG mandate inherent in the strategy. Companies meeting the Fund’s ESG guidelines may be out of favor in particular market cycles and perform less well than the market as a whole.

Fixed-Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

Interest Rate Risk. The market value of fixed income securities in which the Fund invests and, thus, the Fund’s net asset value, can be expected to vary inversely with changes in interest rates. Prices of securities with longer effective durations are more sensitive to interest rate changes than those with shorter effective durations.

Call and Prepayment Risk. As interest rates decline, the issuers of certain types of fixed income securities may prepay principal earlier than scheduled (or call the security), forcing the Fund to reinvest in lower yielding securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities. There is a greater risk that the Fund will lose money due to prepayment and extension risks when the Fund invests in MBSs and ABSs.

Reinvestment Risk. Yield-to-maturity of a bond is calculated on the premise that all future coupon payments will be reinvested at the interest rate in effect when the bond was purchased. As interest rates decline, interest earned may not be able to be reinvested in such a way that they earn the same rate of return as the original bond.

Yield Curve Risk. Yield curve risk is the risk that different bond holdings will not experience the same yield changes. The yield curve encompasses all maturities in the fixed income market, and measures of interest-rate risk assume an equal amount of basis point moves on the yield curve. However, the yield curve does not actually move equally for all maturities.

Currency Risk. If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

U.S. Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults, and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of certain U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued nor guaranteed by the U.S. Government.

Foreign Obligations Risk. The Fund may invest in U.S. denominated foreign fixed-income securities. Foreign fixed-income securities may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer’s home country. Concentrated investment in any single country, especially a less developed country, would make the Fund’s value more sensitive to economic, currency and regulatory changes within that country. Investments in foreign obligations include high-quality, short-term debt obligations of foreign issuers, including foreign branches of U.S. banks, U.S. branches of foreign banks, and short-term debt obligations of foreign governmental agencies and foreign companies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory levels of taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries. Amounts realized on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would otherwise be subject.

High Yield Bond Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.

ETF Risk. ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the ETFs is subject to its own specific risks, but the Adviser expects that the principal investment risks of investing in the underlying ETFs will be similar to the risks of investing in the Fund.

Money Market Fund Risk. Although each underlying money market fund in which the Fund may invest seeks to maintain the value of the investments at $1.00 per share, there is no assurance that the underlying fund will be able to do so. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related securities include pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Because the assets providing cash flows to a mortgage-backed security (a “MBS”) are comprised of home mortgage loans, the holders of MBS are subject to default and delinquency risks. If mortgage borrowers are delinquent or default on their payments, the holders of MBS may not realize full repayment of their investment or may experience delays in the repayment of their investment. The credit risk of MBS depends, in part, on the likelihood of the borrower making timely payments of principal and interest. The credit risk of a specific MBS may be influenced by a variety of factors including: (i) the mortgage borrower’s lessened ability or willingness to repay in light of changed circumstances such as a job loss; (ii) the borrower’s ability or willingness to make higher mortgage payments which may result from floating-rate interest resets; (iii) declines in the value of the property which serves as collateral for the mortgage loan; and (iv) seniority or priority of the specific MBS relative to other claims on the cash flow from the pool of mortgage loans.

New Fund Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, your interest in the Fund may be liquidated at an inopportune time.

Cybersecurity Risk. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.

Annual Total Return (year ended December 31st)

Highest/Lowest quarterly results during this time period were: Highest Quarter: 06/30/2020 4.65% Lowest Quarter: 03/31/2020 (0.90)% The Fund’s year to date return as of September 30, 2021 was (0.10)%.
Average Annual Total Returns (for periods ended 12/31/2020)
Average Annual Total Returns - Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans		Label	1 Year	Since Inception	Inception Date
Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans		Before Taxes	6.70%	6.28%	Dec. 13, 2019
Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans | After Taxes on Distributions			5.32%	4.96%
Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans | After Taxes on Distributions and Sale of Fund Shares			3.96%	4.23%
ICE BofA U.S. Broad Market Index (reflects no deduction for fees, expenses, or taxes)	[1]		7.56%	7.02%
[1]	The ICE BofA U.S. Broad Market Index measures the performance of US dollar-denominated, investment grade debt securities, including US Treasury notes and bonds, quasi-government securities, corporate securities, residential and commercial mortgage-backed securities and asset-backed securities. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The returns of the index presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the index would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling 1-800-851-8845.

For important information about portfolio management, buying and selling fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please see “Additional Summary Information” beginning on page 28.